               [THE RESERVE FUNDS LOGO]

                     Founders of
                   "America's First
                     Money Fund"


810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

                           [THE RESERVE FUNDS LOGO]


                                 Founders of
                               "America's First
                                 Money Fund"

--------------------------------------------------------------------------------

                              SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                          INTERSTATE TAX-EXEMPT FUND

                           FOR THE SIX MONTHS ENDED
                              NOVEMBER 30, 1996
                                 (UNAUDITED)

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1996--(UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                MATURITY            AMOUNT             VALUE
                           DESCRIPTION OF SECURITY                                DATE          (IN THOUSANDS)        (NOTE 1)
------------------------------------------------------------------------------ ----------       --------------     --------------
ALABAMA -- .68%
 Decatur IDA for Scientific Manufacturing, 3.70%(a)...........................   2/1/2014          $  1,000         $   1,000,101
 Pell IDA for, 3.65%(a).......................................................  10/1/2000             1,000             1,005,915

ARIZONA -- 6.49%
 Apache IDA for Tuscon Electric Power, 3.55%(a)............................... 12/15/2018             4,000             4,006,568
 Apache IDA for Tuscon Electric Power, 3.60%(a)............................... 12/15/2018             1,000             1,000,098
 Arizona HFA for Series 1986, 3.60%(a)........................................ 10/01/2015             1,500             1,508,859
 Chandler IDA for MHR Southpark Apartment, 3.55%(a)........................... 12/01/2002             1,575             1,578,836
 Coconino PCR for Tuscon Electric Power Co., Series B, 3.50%(a)...............   5/1/2031             1,000             1,002,419
 Gila IDA for Cobre Valley Hospital, 3.50%(a).................................  11/1/2025             5,300             5,315,444
 Maricopa HFA for Samaritan Health, 4%(a)..................................... 12/01/2008             1,000             1,003,027
 Maricopa PCR for Palo Verde, 4%(a)...........................................   5/1/2029               400               400,044
 Phoenix GOB Series 1995-2, 4%(a).............................................   6/1/2020               900               902,718
 Pima HFA for Tuscon Retirement Center, 3.55%(a)..............................   1/1/2009               800               804,713
 Pinal IDA for Magma Copper Project, 4%(a)....................................  12/1/2009             1,400             1,400,153
 Yauapai IDA for Kachina Pointe Project, 3.55%(a).............................   1/1/2009               300               301,768

CALIFORNIA -- 5.46%
 California HFA for Sutter Health 1990 Series B, 3.95%(a).....................   3/1/2020               200               200,021
 California School Cash Reserve Program, 4.75%................................   7/2/1997             3,000             3,074,436
 Los Angeles MHR for Malibu Meadows Project Series 91-A, 3.55%(a).............  12/1/2015             1,000             1,002,904
 Los Angeles Transportation Commission Custodial Receipts, 3.85%(a)...........   7/1/2005               590               604,884
 Los Angeles TRAN, 4.50%......................................................  6/30/1997               500               511,431
 San Berndino Alta Park Project, 3.70%(a).....................................   5/1/2006             3,800             3,811,628
 San Jose Redevelopment Agency, 3.40%(a)......................................   7/1/2026             3,900             3,910,618
 San Mateo TRANS, 4.50%.......................................................   7/1/1997             3,000             3,066,133

COLORADO -- 2.38%
 Engelwood IDA Series 85, 3.70%(a)............................................  12/1/2010             2,100             2,105,101
 Jefferson County IDR for Kinder-Care Learning Centers Series C, 3.90%(a).....   2/1/2001             1,700             1,700,181
 Jefferson Country IDR for S.W. Medical Project Series 85, 3.70%(a)...........  11/1/2010             2,450             2,455,951
 Wheat Ridge IDA for Pearse Electronics Inc. Project, 4.05%(a)................   6/1/1999               800               801,194

CONNECTICUT -- 1.42%
 Connecticut HEF for Zotos Corp, 3.80%(a).....................................  12/1/2004               400               401,287
 Connecticut HFA for Independent Living Project, 3.35%(a).....................   7/1/2015               800               802,201
 Connecticut IDR for Conco Medical Co. Project Series 85, 3.50%(a)............  11/1/2005               600               601,375
 Connecticut IDR for Western Electric Series 93, 3.45%(a).....................   9/1/2028               300               300,838
 Hartford Redevelopment Agency MHR for Underwood Towers, 3.35%(a).............   6/1/2020             2,100             2,105,795

DISTRICT OF COLUMBIA -- .76%
 Washington, D.C. Housing Finance Agency MHR for Chastleton Development
   Project, 4%(a).............................................................   7/1/1997             2,200             2,236,826

DELAWARE -- .69%
 Wilmington GOB, 5%...........................................................  10/1/1997             2,000             2,038,707

FLORIDA -- 4.89%
 Boca Raton IDA for Parking Garage Project, 3.825%(a).........................  12/1/2014             2,900             2,900,308
 Broward Country MHR for Welleby Apartment Project, 3.65%(a)..................  12/1/2006               700               702,104
 Collier HFA, 3.50%(a)........................................................  12/1/2015               100               100,292
 Dade IDA for Dolphin Stadium Project, 3.60%(a)...............................   1/1/2016             1,400             1,404,139
 Dade HFA Hospital Revenue Bonds, 3.50%(a)....................................   9/1/2025               400               400,945
 Florida HFA Series 85 Oaks at Mill Creek, 3.60%(a)...........................  11/1/2007               200               200,494
 Gulf Breeze Series 85 A Revenue Bonds, 3.55%(a)..............................  12/1/2015               200               200,580
 Jacksonville IDR for Coastal Islands Project, 4%(a)..........................   8/1/2008               180               180,020

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                                                                                                  PRINCIPAL
                                                                                MATURITY            AMOUNT             VALUE
                           DESCRIPTION OF SECURITY                                DATE          (IN THOUSANDS)        (NOTE 1)
------------------------------------------------------------------------------ ----------       --------------     --------------
FLORIDA -- CONTINUED
 Lee County IDA for Charter Glade Hospital Project, 3.55%(a)..................  11/1/2007          $  4,375         $   4,387,820
 Manatee PCR for Florida Power and Light, 4.10%(a)............................   9/1/2024               900               900,101
 Palm Beach Water and Sewer Project, 4%(a)....................................  10/1/2011               900               900,098
 Putnam PCR for Florida Power and Light, 4.10%(a).............................   9/1/2024               100               100,011
 St. Johns for Flagler Hospital, 3.50%(a).....................................   8/1/2016               800               802,340
 Tampa Occupational Tax Bonds, 3.50%(a).......................................   5/1/2027             1,000             1,002,486
 University of North Florida Capital Improvement Project, 3.50%(a)............  11/1/2024               100               100,293
 University of North Florida Capital Improvement Project, 3.60%(a)............  11/1/2024               200               200,589

GEORGIA -- 3.18%
 Clayton County DAI for Rivers Edge Development, 3.60%(a).....................   8/1/2006             2,880             2,888,475
 Elbert County Industrial Building Authority Revenue Bonds for Seaboard Farms
   of Elberton, 3.70%(a)......................................................   7/1/2005             1,800             1,811,186
 Gwinnett County IDA for United Stationers Supply Company, 3.65%(a)........... 10/31/2002             3,800             3,811,410
 Hapeville Hotel Project Development, 4.10%(a)................................  11/1/2015               900               902,729

HAWAII -- .34%
 Honolulu GOB Series A, 4.50%.................................................   1/1/1997             1,000             1,019,466

IOWA -- 2.24%
 Buffalo IDA for Linwood Mining & Materials, 3.80%(a).........................   1/1/2000             1,495             1,495,155
 Iowa School Corp. Warrant Certificates Series A, 4.75%.......................  6/27/1996             5,000             5,124,614

ILLINOIS -- 2.31%
 Chicago O'Hare International Airport American Airlines, 3.55%(a).............   1/1/2015             3,000             3,000,291
 Chicago O'Hare International Airport American Airlines Series 94, 4.10%(a)...  12/1/2017             2,100             2,100,235
 Streamwood Olde Church Centre Project, 3.70%(a)..............................  12/1/2014             1,735             1,740,252

INDIANA -- 8.91%
 Indianapolis Airport Custody Receipts Series A, 3.75%(a).....................   7/1/2015             5,000             5,050,601
 Indianapolis EDA Edgecomb Metals Co., 3.50%(a)...............................  12/1/2008             4,600             4,600,440
 South Bend Football Hall of Fame Project, 3.50%(a)...........................   2/1/2019             7,950             7,973,014
 Tippecanoe County PCR for Caterpillar Inc., 3.60%(a).........................  11/1/2006             8,750             8,776,083

KANSAS -- 1.38%
 Ottawa IDA for Our Own Hardware Co., 3.60%(a)................................  10/1/2004             4,080             4,080,401

KENTUCKY -- 4.15%
 Danville Multi-Lease Project Series 1987, 3.90%(a)...........................   4/1/2007               900               902,911
 Jefferson School District Finance Corp GOB., 6.50%...........................   2/1/1997               750               770,054
 Ohio County PCR for Big River Electric Corporation, 4.15%(a).................   6/1/2013             4,500             4,587,738
 Ohio County PCR for Big River Electric Corporation Project Series 1985,
   4.15%(a)...................................................................  10/1/2015             6,000             6,020,689

LOUISIANA -- 1.87%
 Ascension IDR for Borden Inc Project, 3.55%(a)...............................  12/1/2009             1,700             1,718,935
 Calcasieu IDA for Olin Corp Series 93, 4.10%(a)..............................   2/1/2016             1,800             1,805,420
 Louisiana Offshore Terminal Authority for Loop Inc., 4.05%(a)................   9/1/2008             1,000             1,000,111
 Louisiana PFA for Knighton PJ, 3.50%(a)......................................   9/1/2025             1,000             1,002,429

MARYLAND -- 2.86%
 Anne Arundel County Industrial Refunding Revenue Bonds for Kinder-Care
   Learning Centers, 3.90%(a).................................................   2/1/2001             2,260             2,260,241
 Baltimore IDA, 3.70%(a)......................................................   8/1/2016             2,500             2,506,428
 Maryland HEF for Pooled Program Series 85A, 3.60%(a).........................   4/1/2035             3,000             3,000,295
 Montgomery County IDA for Info Systems and Network Corporation, 3.70%(a).....   4/1/2014               700               702,194

MASSACHUSETTS -- 3.24%
 Boston Water and Sewer Commission 1994 A, 3.50%(a)...........................  11/1/2024               500               501,434
 Lynn BAN, 3.90%..............................................................  2/14/1997             3,746             3,866,608

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                                                                                                  PRINCIPAL
                                                                                MATURITY            AMOUNT             VALUE
                           DESCRIPTION OF SECURITY                                DATE          (IN THOUSANDS)        (NOTE 1)
------------------------------------------------------------------------------ ----------       --------------     --------------
MASSACHUSETTS -- CONTINUED
 Massachusetts Dedicated Income Tax Series B, 3.90%(a)........................  12/1/1997          $    200         $     200,021
 Massachusetts HEF for Capital Asset Program Series E, 4%(a)..................   1/1/2035               700               702,086
 Massachusetts HEF for Capital Asset Program Series E, 4.05%(a)...............   1/1/2035               400               401,199
 Massachusetts HEF for Harvard University, 3.45%(a)...........................   2/1/2016               400               401,127
 Massachusetts IDA for Cambridge Issue, 3.35%(a)..............................  10/1/2010             1,800             1,804,975
 Massachusetts IFA for Quamco Series B, 3.45%(a)..............................   9/1/2001               700               701,949
 Massachusetts IFA for Academy Governor Dummer, 3.55%(a)......................   7/1/2026             1,000             1,002,411

MICHIGAN -- 1.99%
 Dearborn EDC for Oakbrook Common Project Series 1993, 3.65%(a)...............   3/1/2025             3,900             3,900,389
 Michigan GOB for St. Mary Hospital Series 96A, 3.65%(a)......................   7/1/2017             2,000             2,006,030

MINNESOTA -- 2.31%
 Eagan MHR for Aspen Woods, 3.70%(a)..........................................   1/1/2026             5,580             5,597,114
 New Brighton Industrial Development Refunding Revenue Bonds for Taylor
   Corporation Series 1988, 5.28%(a)..........................................  11/1/1999               449               448,701
 New Hope Commercial Development Revenue Bonds for National Beauty Project
   Series 1994, 3.80%(a)......................................................   5/1/2010               805               805,084

MISSOURI -- 2.88%
 Cole IDA Modine Manufacturing Series 85, 3.85%(a)............................  12/1/2015             2,940             2,958,840
 Missouri HFA Series 95 C, 3.55%(a)...........................................   6/1/2022             1,200             1,203,497
 Missouri State Environmental Improvement and Energy Resources Authority
   Pollution Control RAW Series A, 3.65%(a)...................................   6/1/2014             3,400             3,400,341
 St. Louis Industrial Development Refunding Revenue Bonds for Kinder-Care
   Learning Centers, 3.90%(a).................................................   2/1/2001               965               965,103

MONTANA -- .23%
 Great Falls Commercial Development Revenue Bonds for Liberty Development
   Partners Project, 3.75%(a).................................................  12/1/2007               680               680,070

NEBRASKA -- 1.86%
 Lancaster County Industrial Development Refunding Revenue Bonds for PepsiCola
   Bottling Co. of Lincoln, 5.3625%(a)(b).....................................   5/1/1998               404               404,309
 Nuckolls Agnex Inc Project, 4.10%(a).........................................   2/1/2015             5,100             5,117,091

NEW HAMPSHIRE -- 1.21%
 Carroll TAN, 3.36%........................................................... 12/27/1996             3,500             3,595,527

NEW JERSEY -- 3.75%
 Atlantic Highlands BAN, 4.25%................................................    1/31/97             1,200             1,218,409
 Emerson BAN, 3.57%...........................................................   2/6/1997               657               676,354
 Fair Lawn BAN, 4%............................................................   8/1/1997             1,866             1,892,657
 New Brunswick Temporary Notes, 4%............................................ 12/23/1996             3,000             3,112,329
 New Jersey EDA for Volvo of America Corp., 3.916%(a).........................  12/1/2004             2,400             2,400,257
 New Jersey EDA for PCR Series 95, 3.20%(a)...................................   9/1/2012               600               601,600
 New Jersey Sports Expo Authority Series 92 C, 3.20%(a).......................   9/1/2024               300               302,431
 New Jersey Turnpike Authority Series 91 D, 3.35%(a)..........................   1/1/2018               900               911,673

NEW MEXICO -- .71%
 Dona Ana IDR Foamex Products, 3.50%(a).......................................  11/1/2013             2,100             2,106,065

NEW YORK -- 8.80%
 MTA TRANS Series 1991, 3.55%(a)..............................................   7/1/2021               500               501,443
 Nassau County BAN, 4.50%.....................................................  8/15/1997             4,000             4,053,541
 New York City GOB Series B, 4.25%(a).........................................  8/15/2020             1,500             1,500,174
 New York City GOB Series B, 4.25%(a).........................................  10/1/2020             1,100             1,100,128
 New York City GOB Series B-4, 4.25%(a).......................................  8/15/2022             1,000             1,000,116
 New York City GOB Series B-4, 4.10%(a).......................................  8/15/2023             1,000             1,000,112
 New York City GOB Series B-8, 3.55%(a).......................................  8/15/2024             6,000             6,000,582
 New York City GOB Series C4-98, 4.10%(a).....................................   8/1/1998               500               500,056

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                                                                                                  PRINCIPAL
                                                                                MATURITY            AMOUNT             VALUE
                           DESCRIPTION OF SECURITY                                DATE          (IN THOUSANDS)        (NOTE 1)
------------------------------------------------------------------------------ ----------       --------------     --------------
NEW YORK -- CONTINUED
 New York City GOB Series E4, 4%(a)...........................................   8/1/2021          $  1,000         $   1,000,109
 New York City Municipal Water Finance Authority Revenue Bonds, 4.25%(a)......  6/15/2025             1,600             1,602,813
 New York State HFA Liberty View Apartments Project, 3.40%....................  11/1/2005             2,100             2,100,195
 North Hempstead BAN, 4%......................................................  2/27/1997             2,000             2,063,058
 Oneida BAN Series D, 4.25%(a)................................................   5/9/1997             1,550             1,590,254
 Ulster TAN, 4.25%(a).........................................................  3/26/1997             2,000             2,061,375

NORTH CAROLINA -- .03%
 North Carolina HEF for Guilford College Project, 3.85%(a)....................   9/1/2023               100               100,297

NORTH DAKOTA -- .54%
 Grand Fork, Health Care United Hospital GOB, 5.50%(a)........................  12/1/1996               500               500,000
 Minot IDR for Nash Finch Co. Project, 3.75%(a)...............................  12/1/2002             1,100             1,100,113

OHIO -- 1.52%
 Brunswick IDA for Kinder-Care Learning Center Project Series A, 3.90%(a).....   6/1/2002               425               425,045
 Franklin County IDR for US Health Corp, Series 96 A, 3.60(a).................  12/1/2021             3,000             3,001,475
 Franklin County IDR Refunding Revenue Bonds for Kinder-Care Learning Center
   Project Series A, 3.90%(a).................................................   6/1/2002             1,080             1,080,115

OKLAHOMA -- .24%
 Oklahoma Individual School District #1 GOB, 7%(a)............................  12/1/1996               715               715,000

OREGON -- 1.05%
 Medford HFA Rogue Valley Health, 4.10%(a)....................................  10/1/2016             1,100             1,100,123
 Portland IDR for Tyerson & Son, 3.60%(a).....................................  11/1/2007             2,000             2,005,915

PENNSYLVANIA -- 4.43%
 Allegheny County HFA for Children's Hospital Series 85, 3.50%(a).............  12/1/2015               900               905,225
 Allegheny County HFA for Children's Hospital Series 90B, 3.50%(a)............   1/1/2021             2,000             2,000,191
 Butler County IDA for Lutheran Welfare Series A, 4.25%(a)....................  11/1/2026             1,700             1,715,317
 Chartier Valley Industrial and Commercial Development Authority Revenue Bonds
   for 1133 Penn Associates Project Series A, 3.65%(a)........................   8/1/2007             1,664             1,668,997
 Chartier Valley Industrial and Commercial Development Authority Revenue Bonds
   for William Penn Project, 3.65%(a).........................................  12/1/2016             2,400             2,407,623
 Clarion County Industrial Development Authority Special Development Revenue
   Bonds for Meritcare Project Series A, 3.65%(a).............................  12/1/2012             2,100             2,106,306
 Schuykill IDA for North East Power Co., 4.05%(a).............................  12/1/2011             2,300             2,300,255

TENNESSEE -- 2.83%
 Bradley IDA for Olin Corp Series 93, 4.10%(a)................................  11/1/2017               500               501,505
 Carter County IDB Seville Properties Series 1991, 3.60%(a)...................  6/15/2013               100               100,301
 Chattanooga IDA for Baylor School Project 96, 3.55%(a).......................  11/1/2016             1,000             1,000,097
 Knox IDB for Loews Investment Corp., 3.75%(a)................................  10/1/2005               500               501,588
 Metropolitan Nashville/Davidson Lake Shore Estates, 3.60%(a).................   9/1/2009               200               200,602
 Stewart BAN, 4.80%...........................................................  2/15/1997             2,000             2,032,995
 Tennessee School Bond Authority, 3.55%.......................................   3/1/1998             4,000             4,011,836

TEXAS -- .88%
 Nueces River Authority PCR for Reynolds Inc., 4.20%(a).......................  12/1/1999             2,600             2,600,298

UTAH -- .30%
 Bountiful DAI for Bountiful Gateway Park Project, 3.75%(a)...................  12/1/1997               865               867,747

VIRGINIA -- 4.19%
 Alexandria HFA for Goodwin, 4.25%(a).........................................  10/1/2006             2,000             2,000,232
 Richmond Airport Authority, 3.40%(a).........................................   7/1/2025             1,700             1,703,976
 Fairfax County Industrial Development Refunding Revenue Bonds for Kinder-Care
   Learning Centers Series E, 3.90%(a)........................................  10/1/1999             4,875             4,875,519

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                                                                                                  PRINCIPAL
                                                                                MATURITY            AMOUNT             VALUE
                           DESCRIPTION OF SECURITY                                DATE          (IN THOUSANDS)        (NOTE 1)
------------------------------------------------------------------------------ ----------       --------------     --------------
VIRGINIA -- CONTINUED

 Virginia HFA for AHC Service, 3.70%(a).......................................   9/1/2017          $  3,800         $   3,800,384

VERMONT -- .57%
 Vermont GOB Temporary Notes, 4.875%..........................................  1/15/1997             1,660             1,693,213

WASHINGTON -- 4.07%
 Port of Seattle DAI for Douglas Management Corporation, 3.65%(a).............  12/1/2005             3,200             3,209,443
 Seattle PCR for Municipal Light and Power, 3.55%(a)..........................  11/1/2018               800               801,949
 Snohomish Pre-refunded GOB, 7.875%...........................................   1/1/2006             3,250             3,432,913
 Washington PCR for Public Power Project, 3.55%(a)............................   7/1/2018             4,600             4,613,329

WEST VIRGINIA -- .17%
 West Virginia HFA for Mid Atlantic Hospital, 3.60%(a)........................  12/1/2025               500               501,464

WISCONSIN -- 1.52%
 Dresser DAI for F&A Dairy Products Inc., 3.75%(a)............................   9/1/1998               500               500,052
 Green Bay IDA for St. Mary Cement Company Ltd., 3.65%(a).....................  11/1/2000             4,000             4,010,068
                                                                                                                     ------------
Total Interstate Fund Investments (99.33%) (Cost $292,748,242)................                                        294,147,736
Other assets, less liabilities (.67%).........................................                                          1,988,862
                                                                                                                     ------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 296,136,598 shares of beneficial interest of $.001 par
 value outstanding............................................................                                      $ 296,136,598
                                                                                                                     ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1996. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.
(b) Private Placement -- Sale restricted to issuer.

SECURITY TYPE ABBREVIATIONS:

BAN  -- Bond Anticipation Notes
CP   -- Certificates of Participation
DAI -- Development Authority Industrial Development Refunding Bonds EDA -- Economic Development Authority Revenue Bonds
EDC  -- Economic Development Corporation
GOB  -- General Obligation Bonds
HEF  -- Health and Educational Facilities Revenue Bonds
HFA  -- Health Facilities Authority Revenue Bonds
IDA  -- Industrial Development Authority Revenue Bonds
IDB  -- Industrial Development Board Revenue Bonds
IDR  -- Industrial Development Agency Revenue Bonds
IFA  -- Industrial Finance Agency Revenue Bonds
MHR  -- Multifamily Housing Revenue Bonds
MTA  -- Metropolitan Transportation Authority Revenue Bonds
PFA  -- Public Facilities Authority
PCR  -- Pollution Control Revenue Bonds
TAN  -- Tax Anticipation Notes
TRAN -- Tax & Revenue Anticipation Notes
RAN  -- Revenue Anticipation Notes
RAW  -- Revenue Anticipation Warrants
USD  -- Unified School District Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                            STATEMENT OF OPERATIONS

                SIX MONTHS ENDED NOVEMBER 30, 1996--(UNAUDITED)

INTEREST INCOME (Note 1).......................................................................   $5,384,833
                                                                                                  ----------
EXPENSES (Note 2)
  Management fee...............................................................................      767,870
  Shareholder servicing, administration and general office expenses............................      325,193
  Distribution assistance (Note 3).............................................................      289,464
  Equipment expense............................................................................       53,727
  Professional fees............................................................................       37,061
  Occupancy costs..............................................................................       21,517
  Stationery, printing and supplies............................................................       36,081
  Trustee fees.................................................................................        8,752
  Other expenses...............................................................................       47,332
                                                                                                  ----------
    Total Expenses.............................................................................    1,586,997
                                                                                                  ----------
NET INVESTMENT INCOME..........................................................................   $3,797,836
                                                                                                  ==========

                STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                                                             SIX MONTHS ENDED        YEAR ENDED
                                                                             NOVEMBER 30, 1996      MAY 31, 1996
                                                                             -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
    Net investment income paid to shareholders as dividends (Note 1)......     $  (3,797,836)      $     (8,935,332)
                                                                                ------------         --------------
  FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1 per share):
    Net proceeds from sale of shares......................................       601,358,513          1,383,537,294
    Net asset value of shares issued on reinvestment of dividends.........         3,797,836              8,935,332
                                                                                ------------         --------------
      Subtotal............................................................       605,156,349          1,392,472,626
    Cost of shares redeemed...............................................      (601,087,201)        (1,415,637,331)
                                                                                ------------         --------------
    Increase (decrease) in net assets derived from capital share
     transactions.........................................................         4,069,148            (23,164,705)
NET ASSETS:
  Beginning of period.....................................................       292,067,450            315,232,155
                                                                                ------------         --------------
  End of period...........................................................     $ 296,136,598       $    292,067,450
                                                                                ============         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX EXEMPT TRUST--INTERSTATE FUND ("TRUST")

                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:
  ------------------------------

   The Trust is registered under the Investment Company Act of 1940 as a nondiversified, open end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

   A. The Trust's shares of beneficial interest authorized are unlimited and divided into six series, Interstate, Connecticut, Massachusetts, California, Florida and New Jersey Funds. These financial statements and notes apply only to the Interstate Fund ("Fund").

   B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Trust uses amortized cost to value the Fund, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity, irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Trust may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

   C. It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

   D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized, and discount accreted.

   E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional shares.

   F. The Fund is charged only for its direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COSTS AND TRANSACTIONS WITH AFFILIATES:
  ----------------------------------------------------------------------------

   Reserve Management Company, Inc. ("RMCI") manages the Interstate portfolio's investments, as well as the investments of the Connecticut, Massachusetts, California and New Jersey Funds of the Reserve Tax-Exempt Trust, effects purchases and sales thereof, and absorbs certain promotional expenses. For such services RMCI receives management fees at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% of any excess over $2 billion of the average daily closing net assets of each Fund. Also, under the current Service Agreement, RMCI was reimbursed $529,663 during the six months ended November 30, 1996 for expenditures made on behalf of the Fund for personnel, office space and equipment and shareholder accounting and administrative services, to conduct the Fund's business. At November 30, 1996, the Fund had accrued expenses of $25,552 due to RMCI.

3. DISTRIBUTION ASSISTANCE:
  -----------------------

   Pursuant to a Distribution Plan, the Trust will make payments of up to .20% per annum of the average net asset value of the Trust qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.

4. INVESTMENT CONCENTRATION:
  -------------------------

   The Interstate Fund invests substantially all of its assets in a portfolio of tax-exempt debt obligations primarily consisting of issuers of various states. The issuers' abilities to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, 88.15% of the Interstate Funds investments were backed by letters of credit, bond insurance of financial institutions and financial guaranty assurance agencies.

5. MANAGEMENT'S USE OF ESTIMATES:
  --------------------------------

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

6. COMPONENTS OF NET ASSETS:
  ---------------------------

   At 11/30/96, the Interstate Fund's net assets consisted of $296,137 par-value and $295,840,461 paid-in-capital.

              RESERVE TAX EXEMPT TRUST--INTERSTATE FUND ("TRUST")

                            ------------------------

                            FEDERAL TAX INFORMATION

   The dividends distributed by the Interstate Fund are exempt interest dividends for Federal tax purposes.

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):

                      SIX MONTHS
                        ENDED                                 FISCAL YEARS ENDED MAY 31,
                     NOVEMBER 30,    ----------------------------------------------------------------------------
 INTERSTATE FUND         1996            1996            1995            1994            1993            1992
------------------   ------------    ------------    ------------    ------------    ------------    ------------
Net asset value,
  beginning of
  period..........     $ 1.0000        $   1.0000      $   1.0000      $   1.0000      $   1.0000      $   1.0000
                        -------           -------         -------         -------         -------         -------
Income from
  investment
  operations......        .0176             .0390           .0368           .0268           .0312           .0455
Expenses..........        .0052             .0105           .0103           .0103           .0104           .0106
                        -------           -------         -------         -------         -------         -------
Net investment
  income(1).......        .0124             .0285           .0265           .0165           .0208           .0349
Dividends from net
  investment
  income(1).......       (.0124)           (.0285)         (.0265)         (.0165)         (.0208)         (.0349)
                        -------           -------         -------         -------         -------         -------
Net asset value,
  end of period...     $ 1.0000        $   1.0000      $   1.0000      $   1.0000      $   1.0000      $   1.0000
                        =======           =======         =======         =======         =======         =======
Total return......         2.49%(2)          2.85%           2.65%           1.65%           2.08%           3.49%

RATIOS/SUPPLEMENTAL
DATA
Net assets in
  thousands, end
  of period.......      296,137           292,067         315,232         352,594         366,383         358,101
Ratio of expenses
  to average net
  assets..........         1.03%(2)          1.04%           1.00%           1.02%           1.03%           1.03%
Ratio of net
  investment
  income to
  average
  net assets......         2.47%(2)          2.80%           2.59%           1.63%           2.06%           3.41%

---------------
(1) Based on compounding of daily dividend. Not indicative of future results.
(2) Annualized.